Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Ordinary Shares		Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2019			[1]		[1]	$ 14,330	[1]	$ 23,888,023	$ 11,049,847	$ (7,905,999)	$ (9,066,842)	$ 7,591,265	$ 25,570,624
Balance (in Shares) at Dec. 31, 2019	[1]					3,725,700
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior to the completion of initial public offering		$ 8,352	[1]	$ 5,978	[1]	$ (14,330)	[1]
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior to the completion of initial public offering (in Shares)	[1]	2,171,507		1,554,192		(3,725,700)
Share issuance upon initial public offering, net of issuance cost		$ 2,470	[1]		[1]		[1]	91,682,290					91,684,760
Share issuance upon initial public offering, net of issuance cost (in Shares)	[1]	642,145
Share issuance following initial public offering, net of issuance cost		$ 589	[1]		[1]		[1]	22,506,246					22,506,835
Share issuance following initial public offering, net of issuance cost (in Shares)	[1]	153,333
Increase in capital from disposal of subsidiary			[1]		[1]		[1]	212,362					212,362
Increase in capital from disposal of subsidiary (in Shares)	[1]
Net income (loss)			[1]		[1]		[1]			(30,675,420)		(1,435,504)	(32,110,924)
Foreign currency translation adjustment			[1]		[1]		[1]				1,418,510	541,599	$ 1,960,109
Foreign currency translation adjustment (in Shares)			[1]		[1]		[1]						4,064,708	[2]
Balance at Dec. 31, 2020		$ 11,411	[1]	$ 5,978	[1]		[1]	138,288,921	11,049,847	(38,581,419)	(7,648,332)	6,697,360	$ 109,823,766
Balance (in Shares) at Dec. 31, 2020	[1]	2,966,985		1,554,192
Issuance of vested restricted share awards (in Shares)	[3]
Share issuance following initial public offering, net of issuance cost		$ 4,693	[1]		[1]		[1]	186,772,032					$ 186,776,725
Share issuance following initial public offering, net of issuance cost (in Shares)	[1]	1,220,000
Share issuance from exercise of warrants, net of issuance cost		$ 1,744	[1]		[1]		[1]	67,949,236					67,950,980
Share issuance from exercise of warrants, net of issuance cost (in Shares)	[1]	453,333
Share-based compensation			[1]		[1]		[1]	707,000					707,000
Share-based compensation (in Shares)	[1]
Net income (loss)			[1]		[1]		[1]			4,430,941		(1,663,120)	2,767,821
Transfer to reserve			[1]		[1]		[1]		29,802	(29,802)
Transfer to reserve (in Shares)	[1]
Foreign currency translation adjustment			[1]		[1]		[1]				751,327	201,746	$ 953,073
Foreign currency translation adjustment (in Shares)			[1]		[1]		[1]						5,923,845	[2]
Balance at Dec. 31, 2021		$ 17,848	[1]	$ 5,978	[1]		[1]	393,717,189	11,079,649	(34,180,280)	(6,897,005)	5,235,986	$ 368,979,365
Balance (in Shares) at Dec. 31, 2021	[1]	4,640,318		1,554,192
Issuance of vested restricted share awards (in Shares)	[3]												53,000
Share-based compensation			[1]		[1]		[1]	3,903,970					$ 3,903,970
Share-based compensation (in Shares)	[1]
Net income (loss)			[1]		[1]		[1]			(43,888,242)		(1,868,995)	(45,757,237)
Foreign currency translation adjustment			[1]		[1]		[1]				(4,827,526)	(510,691)	$ (5,338,217)
Foreign currency translation adjustment (in Shares)			[1]		[1]		[1]						6,247,333	[2]
Balance at Dec. 31, 2022		$ 18,080	[1]	$ 5,978	[1]		[1]	397,620,927	11,079,649	(78,068,522)	(11,724,531)	2,856,300	$ 321,787,881
Balance (in Shares) at Dec. 31, 2022	[1]	4,700,852		1,554,192
Issuance of vested restricted share awards		$ 232	[1]		[1]		[1]	$ (232)
Issuance of vested restricted share awards (in Shares)		60,534	[1]		[1]		[1]						133,067	[3]

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[3]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.